Recent Accounting Standards (Details) - USD ($) $ in Millions	Jan. 01, 2018	Jan. 01, 2019
ASU 2016-01 - Financial Instruments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Previously recognized fair value gains reclassified	$ (31)
Retained earnings | ASU 2014-09
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Adoption of accounting standard update	7
Retained earnings | ASU 2016-16 - Income Taxes
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Adoption of accounting standard update	59
Non-controlling interest | ASU 2016-16 - Income Taxes
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Adoption of accounting standard update	$ 25
Subsequent Event | Minimum | ASU 2016-02
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Aggregate lease liability expected to be recognized		$ 20
Subsequent Event | Maximum | ASU 2016-02
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Aggregate lease liability expected to be recognized		$ 40